UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment             |_|  Amendment Number: _____
This Amendment (Check only one):    |_|  is a restatement.
                                    |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Drake Asset Management, LLC
Address: 55 Brookville Road
         Glen Head, NY 11545

Form 13F File Number: 28-11342
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Davis P. Stowell
Title: Vice President
Phone: (516) 686-2201

Signature, Place, and Date of Signing:

         /s/ DAVIS P. STOWELL       Glen Head, NY          November 12, 2009
         --------------------

Report Type (check only one):

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     106

Form 13F Information Table Value Total:     $84,458 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

DRAKE ASSET MANAGEMENT LLC AT 09/30/2009
FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                       VOTING
                                                           MARKET    -----------------------                          AUTHORITY
                                                           VALUE     SHARES OR    SH/   PUT/  INVESTMT    OTHER   ------------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (X$1000)   PRIN AMT  PRIN AMT CALL  DISCRETN  MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------- --------------------------------------------------------------------------
ACE LTD                       SHS               H0023R105      962     18,000     SH           SOLE              18,000   0      0
ACTIVISION BLIZZARD INC       COM               00507v109      800     64,554     SH           SOLE              64,554   0      0
AMERICAN TOWER CORP           CL A              029912201      364     10,000     SH           SOLE              10,000   0      0
AMERICAN TOWER CORP           CL A              029912201      364     10,000     SH    CALL   SOLE                   -   -      -
AMGEN INC                     COM               031162100      602     10,000     SH           SOLE              10,000   0      0
AMTRUST FINANCIAL SERVICES I  COM               032359309      456     40,000     SH           SOLE              40,000   0      0
ANNALY CAP MGMT INC           COM               035710409      454     25,000     SH           SOLE              25,000   0      0
ASSURANT INC                  COM               04621X108      802     25,000     SH           SOLE              25,000   0      0
ASTORIA FINL CORP             COM               046265104      276     25,016     SH           SOLE              25,016   0      0
BANCORP INC DEL               COM               05969a105      353     61,800     SH           SOLE              61,800   0      0
BANK OF NEW YORK MELLON CORP  COM               064058100      725     25,000     SH           SOLE              25,000   0      0
BANKATLANTIC BANCORP          CL A NEW          065908600      289     99,500     SH           SOLE              99,500   0      0
BARRICK GOLD CORP             COM               067901108      284      7,500     SH           SOLE               7,500   0      0
BROOKLINE BANCORP INC DEL     COM               11373M107      437     45,000     SH           SOLE              45,000   0      0
BUNGE LIMITED                 COM               G16962105    1,409     22,500     SH           SOLE              22,500   0      0
CANADIAN NAT RES LTD          COM               136385101    5,778     86,000     SH           SOLE              86,000   0      0
CENTENE CORP DEL              COM               15135B101      924     48,800     SH           SOLE              48,800   0      0
CENTENNIAL COMMUNCTNS CORP N  CL A NEW          15133v208    1,284    160,937     SH           SOLE             160,937   0      0
CENTER FINL CORP CALIF        COM               15146e102      396    103,607     SH           SOLE             103,607   0      0
CENTRAL JERSEY BANCORP NJ     COM               153770102      187     31,109     SH           SOLE              31,109   0      0
CHICOPEE BANCORP INC          COM               168565109      371     28,100     SH           SOLE              28,100   0      0
CHIMERA INVT CORP             COM               16934Q109    1,621    424,392     SH           SOLE             424,392   0      0
CHINA ED ALLIANCE INC         COM NEW           16938y207      132     25,000     SH           SOLE              25,000   0      0
CHINA MOBILE LIMITED          SPONSORED ADR     16941m109    1,228     25,000     SH           SOLE              25,000   0      0
CHINA-BIOTICS INC             COM               16937B109      160     10,000     SH           SOLE              10,000   0      0
CITIGROUP INC                 COM               172967101   11,174  2,308,728     SH           SOLE           2,308,728   0      0
COSAN LTD                     SHS A             G25343107      253     32,000     SH           SOLE              32,000   0      0
CRESUD S A C I F Y A          SPONSORED ADR     226406106      566     43,918     SH           SOLE              43,918   0      0
CVS CAREMARK CORPORATION      COM               126650100      536     15,000     SH           SOLE              15,000   0      0
DENDREON CORP                 COM               24823Q107      700     25,000     SH           SOLE              25,000   0      0
DEUTSCHE TELEKOM AG           SPONSORED ADR     251566105    3,352    245,411     SH           SOLE             245,411   0      0
DEVON ENERGY CORP NEW         COM               25179m103    1,751     26,000     SH           SOLE              26,000   0      0
DIREXION SHS ETF TR           DLY FIN BEAR NEW  25459w490      208     10,000     SH           SOLE              10,000   0      0
E TRADE FINANCIAL CORP        NOTE 8/2          269246AZ7      265    150,000     PRN          SOLE                   -   -      -
ENCANA CORP                   COM               292505104      461      8,000     SH           SOLE               8,000   0      0
FEDEX CORP                    COM               31428x106      527      7,000     SH           SOLE               7,000   0      0
FIRST HORIZON NATL CORP       COM               320517105      275     20,798     SH           SOLE              20,798   0      0
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206    1,054     35,000     SH           SOLE              35,000   0      0
FOREST CITY ENTERPRISES INC   CL A              345550107      267     20,000     SH           SOLE              20,000   0      0
FREEPORT-MCMORAN COPPER & GO  COM               35671D857      760     11,076     SH           SOLE              11,076   0      0
GAMCO INVESTORS INC           COM               361438104      388      8,500     SH           SOLE               8,500   0      0
GENERAL COMMUNICATION INC     CL A              369385109      142     20,634     SH           SOLE              20,634   0      0
GILEAD SCIENCES INC           COM               375558103      465     10,000     SH           SOLE              10,000   0      0
GLACIER BANCORP INC NEW       COM               37637q105      450     30,117     SH           SOLE              30,117   0      0
GLIMCHER RLTY TR              SH BEN INT        379302102      150     41,000     SH           SOLE              41,000   0      0
GOLDCORP INC NEW              COM               380956409      807     20,000     SH           SOLE              20,000   0      0
GOODRICH PETE CORP            COM NEW           382410405      361     14,000     SH           SOLE              14,000   0      0
HEWLETT PACKARD CO            COM               428236103      472     10,000     SH           SOLE              10,000   0      0
HEXCEL CORP NEW               COM               428291108      309     27,000     SH           SOLE              27,000   0      0
HMN FINL INC                  COM               40424g108       52     13,849     SH           SOLE              13,849   0      0
HUDSON CITY BANCORP           COM               443683107    2,255    171,517     SH           SOLE             171,517   0      0
HUNTINGTON BANCSHARES INC     COM               446150104       94     20,048     SH           SOLE              20,048   0      0
IBERIABANK CORP               COM               450828108    1,613     35,400     SH           SOLE              35,400   0      0
ICICI BK LTD                  ADR               45104g104      463     12,000     SH           SOLE              12,000   0      0
IESI BFC LTD                  COM               44951D108      388     30,000     SH           SOLE              30,000   0      0
INTERNATIONAL BANCSHARES COR  COM               459044103      489     30,000     SH           SOLE              30,000   0      0
INTL PAPER CO                 COM               460146103      667     30,000     SH           SOLE              30,000   0      0
INTERVEST BANCSHARES CORP     CL A              460927106      273     77,385     SH           SOLE              77,385   0      0
INVESCO MORTGAGE CAPITAL INC  COM               46131B100    1,093     50,000     SH           SOLE              50,000   0      0
KINROSS GOLD CORP             COM NO PAR        496902404      434     20,000     SH           SOLE              20,000   0      0
KROGER CO                     COM               501044101      206     10,000     SH           SOLE              10,000   0      0
LINCOLN NATL CORP IND         COM               534187109      259     10,000     SH           SOLE              10,000   0      0
MELCO CROWN ENTMT LTD         ADR               585464100      557     80,000     SH           SOLE              80,000   0      0
MFA FINANCIAL INC             COM               55272x102      528     66,300     SH           SOLE              66,300   0      0
NATIONAL PENN BANCSHARES INC  COM               637138108      122     20,000     SH           SOLE              20,000   0      0
NEW YORK CMNTY BANCORP INC    COM               649445103      966     84,590     SH           SOLE              84,590   0      0
NEWMONT MINING CORP           COM               651639106      625     14,200     SH           SOLE              14,200   0      0
NII HLDGS INC                 CL B NEW          62913f201    1,172     39,000     SH           SOLE              39,000   0      0
OCWEN FINL CORP               COM NEW           675746309      589     52,000     SH           SOLE              52,000   0      0
PACIFIC PREMIER BANCORP       COM               69478X105      404     94,000     SH           SOLE              94,000   0      0
PEABODY ENERGY CORP           COM               704549104      744     20,000     SH           SOLE              20,000   0      0
PEPSICO INC                   COM               713448108      880     15,000     SH           SOLE              15,000   0      0
PETROHAWK ENERGY CORP         COM               716495106      605     25,000     SH           SOLE              25,000   0      0
PHH CORP                      COM NEW           693320202      298     15,000     SH           SOLE              15,000   0      0
POPULAR INC                   COM               733174106      283    100,000     SH           SOLE             100,000   0      0
PREFERRED BK LOS ANGELES CA   COM               740367107      551    169,000     SH           SOLE             169,000   0      0
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297      660     15,000     SH           SOLE              15,000   0      0
PROSHARES TR                  PSHS REAL ESTAT   74347R552      242     25,000     SH           SOLE              25,000   0      0
PROSHARES TR                  PSHS ULSHT SP500  74347r883      404     10,000     SH           SOLE              10,000   0      0
PROSPERITY BANCSHARES INC     COM               743606105    1,567     45,034     SH           SOLE              45,034   0      0
RCN CORP                      COM NEW           749361200      495     53,241     SH           SOLE              53,241   0      0
REGIONS FINANCIAL CORP NEW    COM               7591ep100      186     30,000     SH           SOLE              30,000   0      0
REX ENERGY CORPORATION        COM               761565100      418     50,000     SH           SOLE              50,000   0      0
SAVVIS INC                    NOTE 3.000%       805423AA8      429    500,000     PRN          SOLE                   -   -      -
SHANDA INTERACTIVE ENTMT LTD  SPONSORED ADR     81941Q203      512     10,000     SH           SOLE              10,000   0      0
SILVER WHEATON CORP           COM               828336107      755     60,000     SH           SOLE              60,000   0      0
SKYSTAR BIO-PHARMA CO         COM NEW           830884201      390     25,000     SH           SOLE              25,000   0      0
SOHU COM INC                  COM               83408W103    1,376     20,000     SH           SOLE              20,000   0      0
STATE STR CORP                COM               857477103    1,157     22,000     SH           SOLE              22,000   0      0
TECHE HLDG CO                 COM               878330109      540     16,328     SH           SOLE              16,328   0      0
TELECOM ARGENTINA S A         SPON ADR REP B    879273209      240     15,000     SH           SOLE              15,000   0      0
TERRITORIAL BANCORP INC       COM               88145X108      627     40,000     SH           SOLE              40,000   0      0
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209    1,239     24,500     SH           SOLE              24,500   0      0
TOWER GROUP INC               COM               891777104    1,926     78,950     SH           SOLE              78,950   0      0
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW      900111204      357     20,000     SH           SOLE              20,000   0      0
US GOLD CORPORATION           COM PAR $0.10     912023207      217     75,000     SH           SOLE              75,000   0      0
UNITED CMNTY BKS BLAIRSVLE G  CAP STK           90984P105      200     40,000     SH           SOLE              40,000   0      0
VERENIUM CORPORATION          COM NEW           92340p209      188     27,483     SH           SOLE              27,483   0      0
VERENIUM CORPORATION          NOTE 5.500% 4/0   92340PAA8      330    750,000     PRN          SOLE                   -   -      -
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370r109    3,039    162,500     SH           SOLE             162,500   0      0
VISTA GOLD CORP               COM NEW           927926303      238    100,000     SH           SOLE             100,000   0      0
WEBSTER FINL CORP CONN        COM               947890109    2,090    167,565     SH           SOLE             167,565   0      0
WELLPOINT INC                 COM               94973v107      616     13,000     SH           SOLE              13,000   0      0
WELLS FARGO & CO NEW          COM               949746101      413     14,656     SH           SOLE              14,656   0      0
WILSHIRE BANCORP INC          COM               97186T108      433     58,966     SH           SOLE              58,966   0      0
WSFS FINL CORP                COM               929328102      213      8,000     SH           SOLE               8,000   0      0